Summary of Significant Accounting Policies (Details 1)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Accounting Policies [Abstract]
Balance sheet items, except for equity accounts	6.8668		6.8776
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.7856	6.3633